Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations
Business acquisition

Note 3 – Business Combinations

Climate Change Crisis Real Impact I Acquisition Corporation

CRIS was formed on August 4, 2020 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase reorganization or similar business combination with one or more climate focused businesses. On January 21, 2021, EVgo Parties and CRIS entered into the Business Combination Agreement for EVgo Holdco and its subsidiaries to become partially owned by a publicly listed company, with the combined company organized in an “Up-C” structure. Completion of the proposed transaction was subject to customary closing conditions, including the approval of the stockholders of CRIS.

On the CRIS Close Date, the Company consummated the previously announced CRIS Business Combination. CRIS was the legal acquirer of a certain portion of EVgo OpCo and its subsidiaries and consideration received by EVgo Holdings in connection with the CRIS Business Combination consisted of shares of Class B common stock and EVgo OpCo Units and the rights under the Tax Receivable Agreement (see Note 6).

The CRIS Business Combination was accounted for as a reverse recapitalization recorded at historical carrying values with no goodwill or intangible assets acquired recognized. The shares and net loss per share available to holders of the Company’s common stock, prior to the CRIS Business Combination, were adjusted as shares reflecting the exchange ratio established in the Business Combination Agreement. As a result of the CRIS Business Combination, the post-business combination company is organized in an “Up-C” structure and the post-business combination company’s status changed from a “blank-check” company to a “smaller reporting company.” Following the CRIS Business Combination, the post-business combination company changed the corporate name from “Climate Change Crisis Real Impact I Acquisition

Corporation” to “EVgo Inc.” The Class A common stock and warrants of the combined company, EVgo, began trading on the Nasdaq Stock Market on July 2, 2021 under the symbols “EVGO” and “EVGOW,” respectively.

In connection with the execution of the Business Combination Agreement, on January 21, 2021, CRIS entered into separate subscription agreements with certain investors (“PIPE Investors”), whereby it issued 40,000,000 shares of Class A common stock at $10.00 per share (“PIPE shares”) for an aggregate purchase price of $400.0 million in a private placement (the “PIPE”). EVgo Services’ note payable, related party (including accrued interest), was $59.6 million on July 1, 2021, which was converted into equity. Upon completion of the CRIS Business Combination, the voting interests, as of July 1, 2021, in the Company were as follows:

(in thousands)	Shares	%
Stockholder
EVgo Holdings (LS Power)[1]	195,800	74%
CRIS's Class A stockholders	22,987	9%
PIPE Investors	40,000	15%
CRIS's converted founder shares	5,750	2%
Closing Class A and B shares	264,537	100%

[1]  Represents shares of Class B common stock. LS Power owns all of the outstanding voting interests in EVgo Holdings and as a result, controls the vote with respect to all matters presented to stockholders following the CRIS Business Combination.

In addition to the shares, CRIS issued Private Placement Warrants and Public Warrants to purchase shares of Class A common stock in connection with its Initial Public Offering, which remained outstanding following the closing of the CRIS Business Combination. An aggregate of 18,100,000 warrants to acquire shares of Class A common stock are outstanding, which are comprised of 6,600,000 Private Placement Warrants and 11,500,000 Public Warrants. Each warrant is exercisable for one share of Class A common stock at $11.50 per share. The fair value of these warrants as of July 1, 2021 was $79.6 million.

The table below summarizes the net cash received by EVgo upon the closing of the CRIS Business Combination, net of transactions costs and redemptions:

(in thousands)
Gross proceeds from PIPE	$400,000
Gross proceeds from CRIS	230,180
Less transaction costs	(58,147)
Less redemptions	(132)
$571,901

In connection with the CRIS Business Combination, certain initial stockholders of CRIS entered into an agreement with the Sponsor (the “Sponsor Agreement”) that provides for certain transfer restrictions and forfeiture provisions, among other things. Pursuant to the Sponsor Agreement, the initial stockholders party thereto are required to forfeit up to 1,437,500 shares (the “Earnout Shares”) received upon conversion of shares of Class B common stock of CRIS held by such stockholders at closing of the CRIS Business Combination if certain events do not occur. The estimated fair value of the 1,437,500 Earnout Shares issued and outstanding upon closing was $18.3 million and was accounted for as a derivative liability (see Note 18).

In connection with the CRIS Business Combination, there were direct and incremental costs incurred of $58.1 million, consisting primarily of investment banking, legal, accounting, and other professional fees, which were recorded to additional paid-in capital as a reduction of proceeds. The $58.1 million includes $8.1 million in deferred underwriting fees of CRIS that were incurred prior to close and paid out as part of the CRIS Business Combination.

Other incremental costs of $3.6 million were also incurred and expensed by the Company during the year ended December 31, 2021, primarily related to advisory, legal, accounting fees, and other professional services in conjunction with the CRIS Business Combination, which are included in general and administrative expenses in the consolidated statement of operations.

Recargo, Inc.

On July 9, 2021 (the “Recargo Acquisition Date”), the Company entered into a stock purchase agreement (the “Recargo Agreement”) to acquire 100% of the outstanding common stock of Recargo. Recargo operates as a cloud-based data solutions provider in the electric vehicle sector and generates revenue through a variety of services that leverage its user base and its generated data. The Company believes that the acquisition of Recargo will allow it to expand its revenue base and will result in certain synergies within its operations.

The Company accounted for the acquisition of Recargo as a business combination under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired is allocated to goodwill. The total purchase price was $25.0 million, per the terms of the Recargo Agreement, none of which were contingent upon future financial results.

The table below summarizes the preliminary allocation of the estimated fair value of the assets acquired and liabilities assumed by the Company on the Recargo Acquisition Date, including resulting goodwill. This allocation may be adjusted as the Company finalizes fair value estimates and such adjustments may be material. Goodwill of $8.9 million was recorded as a result of the Recargo acquisition and reflects assets not separately identifiable under ASC 805. Goodwill is expected to be amortizable for U.S. Federal income tax purposes.

The Company determined the fair values of the assets acquired and liabilities assumed with the assistance of a third-party valuation firm. Intangible assets recorded on the Recargo Acquisition Date include user base, trade name and technology of $11.0 million, $1.1 million and $2.2 million, respectively. The fair values of the intangible assets were determined based on a discounted cash flow model using the with-or-without method for user base, and the relief-from-royalty method for trade name and technology. Each of these methods is a form of the income approach. These methods incorporate various estimates and assumptions, such as projected revenue growth rates, profit margins and forecasted cash flows based on discount rates and terminal growth rates. The fair values of the property, plant and equipment were determined using the cost approach. This approach involves adjusting the historical cost basis of the assets in the fixed asset register for inflation, and then deducting for various forms of obsolescence.

For the remaining assets and liabilities, the cost method was used to determine their respective fair values. The fair value of accounts receivable, consisting of customer receivables, approximated the carrying value, which was equal to the gross contractual amounts receivable because no portion of such contractual amounts was expected to be uncollectible.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the Recargo Acquisition Date:

Recargo
Acquisition Date
(in thousands)	Fair Value
Current assets
Cash	$1,943
Accounts receivable	605
Prepaid expenses and other current assets	76
Total current assets	2,624
Restricted cash	300
Property and equipment	678
Intangible assets	14,300
Other assets	70
Total assets	17,972
Current liabilities
Accounts payable	84
Accrued expenses	769
Deferred revenue, current	543
Total current liabilities	1,396
Capital-build liability	480
Asset retirement obligations	32
Total liabilities	1,908
Net assets acquired	16,064
Consideration paid	25,005
Goodwill recognized	$8,941

The following unaudited pro forma financial information presents consolidated revenue and net loss for the periods indicated as if the Recargo acquisition had occurred on January 1, 2020:

	Successor		Predecessor
		January 16,	January 1,
	Year Ended	2020 Through	2020 Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Pro forma revenue	$23,150	$13,765	$1,552
Pro forma net loss	$(60,539)	$(53,312)	$(715)

The above unaudited pro forma results have been calculated by combining the historical results of the Company and Recargo, as if the acquisition had occurred as of the beginning of the earliest period presented in the Company’s consolidated financial statements and exclude the impact of acquisition-related expenses. The pro forma table above also includes estimates for additional depreciation, amortization and accretion related to the fair values of property, plant and equipment, intangible assets, capital build liability, and asset retirement obligations that were included as the basis of those assets acquired and liabilities assumed in the business acquisition. Pro forma net loss was adjusted to exclude acquisition-related costs incurred during the periods presented. No other material pro forma adjustments were deemed necessary. The pro forma financial information is not necessarily indicative of the results that would have been achieved had the transactions occurred on the date indicated or that may be achieved in the future.

For the period from the Recargo Acquisition Date of July 9, 2021 through December 31, 2021, revenue and net loss from Recargo totaling $1.6 million and $5.2 million, respectively, are included in the consolidated statement of operations for the year ended December 31, 2021, which includes $0.6 million of acquisition-related expenses in general and administrative expenses.

EVgo Holdings

As discussed in Note 1, on January 16, 2020, EVgo Services became an indirect wholly owned subsidiary of EVgo Holdings (through its 100% ownership in EVgo Holdco), resulting in a change of control of the Predecessor. EVgo Holdings accounted for the acquisition of EVgo Services as a business combination under ASC 805. Pursuant to ASC 805, EVgo Holdco elected to apply push-down accounting. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired is allocated to goodwill.

Purchase consideration was $130.5 million of cash as well as the contingent consideration arrangement described below. EVgo Holdings also awarded $5.3 million in a transaction bonus to the employees in connection with the acquisition. The table below summarizes the allocation of the estimated fair value of the assets and liabilities acquired by EVgo Holdings as of the Holdco Merger Date, including goodwill recorded. Goodwill of $22.1 million was recorded as a result of the acquisition and is included in the Company’s reportable segment. The goodwill is the result of assets not separately identifiable under ASC 805 and expected synergies from the Holdco Merger and is deductible for tax purposes.

A contingent consideration liability of $4.0 million was included as part of the net assets acquired in the table below. The maximum potential contingent consideration under the Holdco Merger Agreement if all related milestones are achieved is $12.5 million. The contingent consideration liability was recorded based on estimated fair value as of the Holdco Merger Date, which includes certain assumptions on the achievement of targets included in the agreement. These assumptions considered the contractual terms and probability of achieving each milestone based on all available information as of the Holdco Merger Date. These assumptions were then utilized to estimate the liability using a probability weighted discounted cash flow (DCF) method. During the year ended December 31, 2020, the Company determined that the milestones were not and will not be achieved and therefore, the contingent liability was released into other income during the successor period.

The fair value of the Company and its assets were established with the assistance of a third-party valuation firm. Intangible assets recorded on the Holdco Merger Date include Site Host relationships, customer relationships, developed technology and trade names of $41.5 million, $19.0 million, $11.8 million and $3.9 million, respectively. The fair value of intangibles was determined based on the discounted cash flow model using the relief from royalty method, with the exception of customer relationships and Site Host relationships. The customer relationships were valued using the with or without method. Site Host relationships were valued using discounted projected cash flows relative to these relationships. Each of these approaches are a form of the income approach method. These methodologies incorporate various estimates and assumptions, such as projected revenue growth rates, profit margins and forecasted cash flows based on discount rates and terminal growth rates.

For the remaining assets and liabilities, the cost method was used to determine their respective fair values. The fair value of the property and equipment were determined based on the indirect cost approach in which current costs that were not new were adjusted for all forms of depreciation. The capital build liability used the cost-build-up method. As of January 15, 2020, $0.6 million of cash included in the Predecessor’s closing balance sheet was not transferred to the Successor in accordance with the Holdco Merger Agreement.

The purchase price has been allocated to the acquired assets. The following table summarizes the fair values of the assets acquired and liabilities assumed at the Holdco Merger Date:

Holdco Merger Date
(in thousands)	Fair Value
Current assets
Cash	$257
Accounts receivable	1,714
Accounts receivable, capital build	94
Prepaid expenses and other current assets	4,662
Total current assets	6,727
Property and equipment	63,889
Intangible assets	76,200
Other assets	797
Total assets	147,613
Current liabilities
Accounts payable	2,169
Accrued expenses	6,752
Deferred revenue, current	1,461
Customer deposits	4,069
Other current liabilities	29
Total current liabilities	14,480
Deferred revenue, noncurrent	3,516
Capital-build liability, NEDO buyout	628
Capital-build liability, excluding NEDO buyout	9,578
Asset retirement obligations	6,862
Other liabilities	150
Total liabilities	35,214
Net assets acquired	$112,399

The following unaudited pro forma financial information presents the consolidated revenue and net loss for the periods indicated as if the Holdco Merger had occurred on January 1, 2020:

	Successor	Predecessor
	January 16,	January 1,
	2020	2020
	Through	Through
	December 31,	January 15,
(in thousands)	2020	2020
Pro forma revenue	$13,049	$1,526
Pro forma net loss	(48,668)	(890)

The above unaudited pro forma results have been calculated by combining the historical results of the Company and the acquiring business as if the acquisition had occurred as of the beginning of the earliest period presented in the Company’s consolidated financial statements and exclude the impact of acquisition-related expenses of $5.3 million related to the transaction bonus for the period from January 16, 2020 through December 31, 2020. The pro forma results include estimates for additional depreciation and amortization related to the fair value of property, plant and equipment and intangible assets and reduced amortization of capital-build liabilities and asset retirement obligations related to the purchase accounting basis adjustments. Estimates for stock compensation expense and intercompany loan expense have been included within the pro forma results as these items were established in accordance with the terms of the Holdco Merger Agreement.

For all periods presented, historical depreciation and amortization expense of the acquired business was adjusted to reflect the acquisition date fair value amounts of the related tangible and intangible assets. Stock compensation expense and intercompany loan expense were included for all periods as if the acquisition had occurred as January 1, 2020 and any acquisition-related expenses that were incurred for the Holdco Merger were excluded from all periods. No other material pro forma adjustments were deemed necessary, either to conform to the acquiree’s accounting policies or for any other situation. The pro forma financial information is not necessarily indicative of the results that would have been achieved had the transactions occurred on the date indicated or that may be achieved in the future.